Income Taxes - Income Tax Benefit (Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major components of tax expense (income) [abstract]
Normal taxation	$ 190	$ 234	$ 192
Deferred tax expense (income) [abstract]
Taxation	$ 108	$ 189	$ 211
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Effective tax rate	(172.00%)	70.00%	82.00%
Derivative and other commodity contracts losses and fair value gains	0.00%	1.00%	7.00%
Exploration, corporate and other disallowable expenses	44.00%	(12.00%)	(23.00%)
Share of associates and joint ventures’ profit (loss)	(10.00%)	1.00%	10.00%
Foreign income tax allowances and rate differentials	47.00%	(18.00%)	(16.00%)
Exchange variation and translation adjustments	10.00%	8.00%	(24.00%)
Non-tax effective income (loss)	69.00%	(26.00%)	(25.00%)
Effect of temporary differences not recognised for deferred tax assets	26.00%	0.00%	0.00%
Capital allowances	0.00%	2.00%	4.00%
Change in estimated deferred tax rate	31.00%	0.00%	6.00%
Change in statutory tax rate	(4.00%)	0.00%	0.00%
Prior year over provision	(13.00%)	2.00%	7.00%
Estimated corporate tax rate	28.00%	28.00%	28.00%
South Africa
Major components of tax expense (income) [abstract]
Normal taxation	$ 1	$ 1	$ 1
Prior year (over) under provision	0	(3)	(14)
Deferred tax expense (income) [abstract]
Impairment and disposal of tangible assets	(72)	0	(1)
Other temporary differences	(62)	12	(43)
Prior year (over) under provision	15	25	0
Change in tax rate	31	0	(15)
Taxation	$ (87)	$ 35	$ (72)
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Estimated corporate tax rate	28.00%	28.00%	28.00%
Foreign taxation
Major components of tax expense (income) [abstract]
Normal taxation	$ 201	$ 246	$ 214
Prior year (over) under provision	(26)	(10)	(9)
Deferred tax expense (income) [abstract]
Other temporary differences	20	(65)	73
Prior year (over) under provision	2	(17)	5
Change in tax rate	(2)	0	0
Taxation	$ 195	$ 154	$ 283